Ordinary shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	May 29, 2018 USD ($) shares	Jun. 28, 2016 shares	Oct. 31, 2016 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Oct. 27, 2016 ¥ / shares shares
Ordinary shares, share authorized						10,000,000,000	10,000,000,000	10,000,000,000
Par value of ordinary shares | $ / shares						$ 0.0001	$ 0.0001
Investment value in company. | ¥				¥ 8,891,909
Alibaba and Cainiao
Investment value in company. | $	$ 1,380
Percentage of equity interest held by investors	10.00%
Ordinary shares
Number of shares issued				79,861,111
Investment value in company. | ¥				¥ 52
IPO
Investment value in company. | ¥					¥ 9,183,847
IPO | Ordinary shares
Number of shares issued					72,100,000
Investment value in company. | ¥					¥ 49
Each of Common Class A or Common Class B or classes as the board of directors may determine
Ordinary shares, share authorized								1,000,000,000
Class A ordinary shares
Number of votes entitled | ¥ / shares								¥ 1
Ordinary shares, share authorized								8,000,000,000
Ordinary shares, shares issued						605,167,551	525,306,440	453,206,440
Ordinary shares, shares outstanding						579,363,859	504,704,716	442,364,604
Class A ordinary shares | Alibaba and Cainiao
Number of shares issued	79,861,111
Class A ordinary shares | IPO
Number of shares issued			72,100,000
Class B ordinary shares
Number of votes entitled | ¥ / shares								¥ 10
Ordinary shares, share authorized								1,000,000,000
Ordinary shares, shares issued						206,100,000	206,100,000	206,100,000
Ordinary shares, shares outstanding						206,100,000	206,100,000	206,100,000
Zto Es Holding Limited ("ZTO ES") | Ordinary shares
Shares issued to related party		16,000,000
Number of shares considered issued to related party but not outstanding						9,682,255	10,841,836